Share-Based Payments - Long term Incentive Plan (Details) - Long term Incentive Plan (LTIP)	Jun. 30, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Banked period	5 years
Vesting period	3 years
Expiration Period Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	10 years
Expiration Period Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	5 years